MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable Securities, beginning balance	$ 3,642	$ 836	$ 836
Unrealized gain (loss) on marketable securities	(4,542)	$ 302	1,737
Repurchase of securities pledged to creditors	7,324		8,392
Marketable securities pledged to creditors	(4,890)		(7,323)
Marketable Securities, ending balance	$ 1,534		$ 3,642